Expense Example, No Redemption {- Fidelity Small Cap Value Fund} - 07.31 Fidelity Small Cap Value Fund AMCIZ PRO-16 - Fidelity Small Cap Value Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Small Cap Value Fund: Class A
Expense Example, No Redemption:
1 Year	$ 696
3 Years	952
5 Years	1,227
10 Years	2,010
Fidelity Advisor Small Cap Value Fund: Class M
Expense Example, No Redemption:
1 Year	497
3 Years	807
5 Years	1,140
10 Years	2,078
Fidelity Advisor Small Cap Value Fund: Class C
Expense Example, No Redemption:
1 Year	205
3 Years	634
5 Years	1,088
10 Years	2,152
Fidelity Advisor Small Cap Value Fund: Class I
Expense Example, No Redemption:
1 Year	101
3 Years	315
5 Years	547
10 Years	1,213
Fidelity Advisor Small Cap Value Fund: Class Z
Expense Example, No Redemption:
1 Year	89
3 Years	278
5 Years	482
10 Years	$ 1,073